Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2025-12-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Forfeiture Events. Any award agreement (or any part thereof) may provide for the cancellation or forfeiture of an award or the forfeiture and repayment to the Company of any gain or earnings related to an award, or other provisions intended to have a similar effect, upon such terms and conditions as may be determined by the administrator in accordance with (i) any Company clawback or recoupment policy or (ii) any applicable laws that impose mandatory clawback or recoupment requirements. The administrator may impose such other clawback, recovery or recoupment provisions in an award agreement as the administrator determines necessary or appropriate. Notwithstanding any other provision of the 2026 Plan, if the participant’s service to the Company or any of its affiliates as a participant is terminated or ceases for any reason, then any award which has not vested as of such time in accordance with its terms will automatically be forfeited and cancelled and will cease to vest, be exercisable or otherwise provide any benefit to participant, provided that such provision may be modified in any award agreement.